UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2006

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Red Comb, LLC
Address:	2 Hamill Road, Suite 272
		Baltimore, MD  21210

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		October 16, 2006


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			26
Form 13F Information Table Value Total:			56,117(x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----

American Tower			COM	029912201	6885	188642		SH	Sole	110773		77869
Armor Holdings			COM	042260109	2155	37593		SH	Sole	7168		30425
Authentidate Holding Corp.	COM	052666104	1413	861337		SH	Sole	861337
BJ's Restaurants Inc.		COM	09180C106	2421	110000		SH	Sole	110000
Bankrate Inc.			COM	06646V108	1312	49400		SH	Sole	49400
Central Garden & Pet Co.	COM	153527106	1436	29756		SH	Sole	6620		23136
CoStar Group Inc.		COM	22160N109	790	19115		SH	Sole			19115
Cogent Communications Group, I	COM	19239V302	2840	245057		SH	Sole	165441		79616
Connetics			COM	208192104	2216	203305		SH	Sole	203305
Davita Inc.			COM	23918K108	1370	23674		SH	Sole	5874		17800
Dick's Sporting Goods Inc.	COM	253393102	1849	40613		SH	Sole	8419		32194
Genius Products, Inc.		COM	37229R206	1326	716700		SH	Sole	716700
Health Grades Inc.		COM	42218Q102	2031	456500		SH	Sole	301751		154749
Impac Mortgage Holdings		COM	45254P102	2241	239184		SH	Sole	162327		76857
Inyx Inc.			COM	461868101	1037	411500		SH	Sole	411500
Langer Inc.			COM	515707107	1169	300600		SH	Sole	300600
McAfee, Inc.			COM	579064106	2618	107046		SH	Sole	71778		35268
Microstrategy			COM	594972408	2037	20000		SH	Sole	20000
Move, Inc.			COM	62458M108	2869	584222		SH	Sole	394570		189652
Nautilus Group Inc.		COM	63910B102	563	40959		SH	Sole			40959
Opsware Inc.			COM	68383A101	7233	802819		SH	Sole	538679		264140
Salix Pharmaceuticals Ltd.	COM	795435106	564	41571		SH	Sole	10174		31397
Scientific Games Corp.		COM	80874P109	3578	112525		SH	Sole	61455		51070
Symyx Technologies Inc.		COM	87155S108	2631	124172		SH	Sole	88753		35419
United Surgical Partners Inter	COM	913016309	678	27286		SH	Sole			27286
Wind River Systems		COM	973149107	854	79740		SH	Sole	22803		56937
